Off balance sheet commitments and lease contracts - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease contracts
Minimum lease payments for exempted lease contracts	$ 1,745	$ 2,077
Minimum lease payments for leases recorded in balance sheet	12,453	10,191
Less financial expenses	(3,510)	(2,726)
Total lease liabilities	8,943	7,465
Less current portion of lease contracts	(1,207)	(1,202)
NON-CURRENT LEASE LIABILITIES	7,736	6,263
Total minimum operating lease payments			$ 9,130
Total minimum finance lease payments			2,812
Less financial expenses			(934)
NOMINAL VALUE OF FINANCE LEASE CONTRACTS			1,878
Less current portion of lease contracts			(213)
NON-CURRENT FINANCE LEASE LIABILITIES			1,665
Rental expense
Rental expense incurred under short term leases or low value assets leases	600	366
Rental expense incurred under variable lease payments	162	132
Rental expense incurred under operating leases			1,304
Not later than one year
Lease contracts
Minimum lease payments for exempted lease contracts	704	536
Minimum lease payments for leases recorded in balance sheet	1,659	1,586
Total lease liabilities	1,207	1,202
Total minimum operating lease payments			1,644
Total minimum finance lease payments			263
NOMINAL VALUE OF FINANCE LEASE CONTRACTS			213
Year 2
Lease contracts
Minimum lease payments for exempted lease contracts	252	360
Minimum lease payments for leases recorded in balance sheet	1,366	1,228
Total minimum operating lease payments			1,282
Total minimum finance lease payments			183
Year 3
Lease contracts
Minimum lease payments for exempted lease contracts	159	212
Minimum lease payments for leases recorded in balance sheet	1,117	1,019
Total minimum operating lease payments			967
Total minimum finance lease payments			182
Year 4
Lease contracts
Minimum lease payments for exempted lease contracts	118	162
Minimum lease payments for leases recorded in balance sheet	1,022	835
Total minimum operating lease payments			772
Total minimum finance lease payments			179
Year 5
Lease contracts
Minimum lease payments for exempted lease contracts	97	145
Minimum lease payments for leases recorded in balance sheet	964	766
Total minimum operating lease payments			669
Total minimum finance lease payments			179
More than 5 years
Lease contracts
Minimum lease payments for exempted lease contracts	415	662
Minimum lease payments for leases recorded in balance sheet	6,325	4,757
Total lease liabilities	$ 4,558	$ 3,380
Total minimum operating lease payments			3,796
Total minimum finance lease payments			1,826
NOMINAL VALUE OF FINANCE LEASE CONTRACTS			$ 1,197